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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09000

Oak Value Trust --------------- Exact name of registrant as specified in charter)

3100 Tower Boulevard, Suite 700 Durham, NC 27707 -------------------------------- (Address of principal executive offices)

Larry D. Coats, Jr. 3100 Tower Boulevard, Suite 700 Durham, NC 27707 -------------------------------- (Name and address of agent for service)

Registrant's telephone number, including area code: 919-419-1900 ----------------------------------------------------------------

Date of fiscal year end: June 30 Date of reporting period: July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1 -4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES
----------

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)             Oak Value Trust

By (Signature and Title)*         /s/ Larry D. Coats, Jr.
                                Larry D. Coats, Jr., President

Date: August 16, 2005

OAK VALUE TRUST

OAK VALUE FUND

PROXY VOTING RECORD
    7/1/2004-6/30/2005

RV = Management's recommended vote			Page 1 of 9

CONSTELLATION BRANDS, INC.			Ticker: STZ	Annual Meeting Date: 07/20/2004

CUSIP: 21036P108	City:		Holdings Reconciliation Date: 05/24/2004

ISIN:	Country: UNITED STATES			Vote Deadline Date: 07/20/2004

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932199222 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	Withheld		GEORGE BRESLER
	For		JEANANNE K. HAUSWALD
	For		JAMES A. LOCKE III
	For		RICHARD SANDS
	For		ROBERT SANDS
	For		THOMAS C. MCDERMOTT
	For		PAUL L. SMITH
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	Against	For	AMEND LONG TERM INCENTIVE PLAN	Issuer

DIAGEO PLC			Ticker: DEO	Annual Meeting Date: 10/20/2004

CUSIP: 25243Q205	City:		Holdings Reconciliation Date: 09/01/2004

ISIN:	Country: UNITED STATES			Vote Deadline Date: 10/13/2004

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932226334 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
02	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
03	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
04	For	For	ELECTION OF DIRECTORS	Issuer
09	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
10	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
11	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
12	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
13	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
14	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer

RV = Management's recommended vote			Page 2 of 9

15	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
16	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
17	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
18	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer
19	For	For	CHANGE STOCK EXCHANGE LISTING	Issuer

ZALE CORPORATION			Ticker: ZLC	Annual Meeting Date: 11/12/2004

CUSIP: 988858106	City:		Holdings Reconciliation Date: 09/24/2004

ISIN:	Country: UNITED STATES			Vote Deadline Date: 11/12/2004

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932230698 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	For		RICHARD C. MARCUS
	For		MARY L. FORTE
	Withheld		J. GLEN ADAMS
	Withheld		A. DAVID BROWN
	Withheld		MARY E. BURTON
	For		SUE E. GOVE
	For		JOHN B. LOWE, JR.
	For		THOMAS C. SHULL
	For		DAVID M. SZYMANSKI
02	For	For	APPROVE AUTHORIZED COMMON STOCK INCREASE	Issuer
03	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

RV = Management's recommended vote			Page 3 of 9

AUTOZONE, INC.			Ticker: AZO	Annual Meeting Date: 12/16/2004

CUSIP: 053332102	City:		Holdings Reconciliation Date: 10/21/2004

ISIN:	Country: UNITED STATES			Vote Deadline Date: 12/16/2004

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932234848 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	For		CHARLES M. ELSON
	Withheld		EARL G. GRAVES, JR.
	For		N. GERRY HOUSE
	For		J.R. HYDE, III
	For		EDWARD S. LAMPERT
	For		W. ANDREW MCKENNA
	For		STEVE ODLAND
	For		JAMES J. POSTL
02	For	For	ADOPT INCENTIVE STOCK OPTION PLAN	Issuer
03	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

HEWLETT-PACKARD COMPANY			Ticker: HPQ	Annual Meeting Date: 03/16/2005

CUSIP: 428236103	City:		Holdings Reconciliation Date: 01/18/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 03/15/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932257151 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	Against	For	AMEND STOCK PURCHASE PLAN	Issuer

RV = Management's recommended vote			Page 4 of 9

UNITED TECHNOLOGIES CORPORATION			Ticker: UTX	Annual Meeting Date: 04/13/2005
CUSIP: 913017109	City:		Holdings Reconciliation Date: 02/15/2005
ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/12/2005
Currency Code:	Par Value:
SEDOL:

Vote Group: GLOBAL
Agenda: 932264992 - MANAGEMENT
Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	For	For	ADOPT OMNIBUS STOCK OPTION PLAN	Issuer
04	Against	Against	S/H - REPORT ON EXECUTIVE COMPENSATION	Shareholder
05	Against	Against	S/H PROPOSAL - MILITARY/WEAPONS	Shareholder
06	Against	Against	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder

THE E.W. SCRIPPS COMPANY			Ticker: SSP	Annual Meeting Date: 04/14/2005
CUSIP: 811054204	City:		Holdings Reconciliation Date: 02/18/2005
ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/13/2005
Currency Code:	Par Value:
SEDOL:

Vote Group: GLOBAL
Agenda: 932286114 - MANAGEMENT 2
Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer

CENDANT CORPORATION			Ticker: CD	Annual Meeting Date: 04/26/2005
CUSIP: 151313103	City:		Holdings Reconciliation Date: 02/28/2005
ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/25/2005
Currency Code:	Par Value:
SEDOL:

RV = Management's recommended vote			Page 5 of 9

Vote Group: GLOBAL
Agenda: 932270452 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	For	For	AMEND NON-EMPLOYEE DIRECTOR PLAN	Issuer
04	For	For	ADOPT INCENTIVE STOCK OPTION PLAN	Issuer
05	Against	Against	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder
06	Against	Against	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder

IMS HEALTH INCORPORATED			Ticker: RX	Annual Meeting Date: 04/29/2005

CUSIP: 449934108	City:		Holdings Reconciliation Date: 03/04/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/28/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932289425 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	For	Against	S/H PROPOSAL - ADD SUNSET PROVISION TO
			POISON PILL	Shareholder

BERKSHIRE HATHAWAY INC.			Ticker: BRKA	Annual Meeting Date: 04/30/2005

CUSIP: 084670108	City:		Holdings Reconciliation Date: 03/02/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/29/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932270476 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	APPROVE CHARTER AMENDMENT	Issuer
03	For	For	APPROVE CHARTER AMENDMENT	Issuer

RV = Management's recommended vote			Page 6 of 9

AFLAC INCORPORATED			Ticker: AFL	Contested Annual Meeting Date: 05/02/2005

CUSIP: 001055102	City:			Holdings Reconciliation Date: 02/23/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 04/29/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932268534 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

AMBAC FINANCIAL GROUP, INC.			Ticker: ABK	Annual Meeting Date: 05/03/2005

CUSIP: 023139108	City:			Holdings Reconciliation Date: 03/07/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/02/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932297131 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	For		PHILLIP B. LASSITER
	For		MICHAEL A. CALLEN
	For		JILL M. CONSIDINE
	For		ROBERT J. GENADER
	For		W. GRANT GREGORY
	For		THOMAS C. THEOBALD
	For		LAURA S. UNGER
	Withheld		HENRY D.G. WALLACE
02	For	For	ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN	Issuer
03	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

RV = Management's recommended vote			Page 7 of 9

ENTERCOM COMMUNICATIONS CORP.			Ticker: ETM	Annual Meeting Date: 05/06/2005

CUSIP: 293639100	City:		Holdings Reconciliation Date: 03/18/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/05/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932299680 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	Against	For	AMEND INCENTIVE STOCK OPTION PLAN TO INCREASE	Issuer
SHARES

PARTNERRE LTD.			Ticker: PRE	Annual Meeting Date: 05/10/2005

CUSIP: G6852T105	City:		Holdings Reconciliation Date: 03/21/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/09/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932294084 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	Withheld		JUDITH HANRATTY
	Withheld		REMY SAUTTER
	For		PATRICK A. THIELE
	Withheld		JURGEN ZECH
02	For	For	ADOPT OMNIBUS STOCK OPTION PLAN	Issuer
03	For	For	APPROVE ALLOTMENT OF EQUITY SECURITIES	Issuer
04	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
05	For	For	TRANSACT OTHER BUSINESS	Issuer

RV = Management's recommended vote			Page 8 of 9

EQUIFAX INC.			Ticker: EFX	Annual Meeting Date: 05/17/2005

CUSIP: 294429105	City:			Holdings Reconciliation Date: 03/09/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/16/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932294995 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

CADBURY SCHWEPPES PLC			Ticker: CSG	Annual Meeting Date: 05/19/2005

CUSIP: 127209302	City:			Holdings Reconciliation Date: 04/04/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/16/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932283992 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	RECEIVE CONSOLIDATED FINANCIAL STATEMENTS	Issuer
02	For	For	DIVIDEND	Issuer
03	For	For	APPROVE RENUMERATION OF DIRECTORS	Issuer
04	For	For	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Issuer
05	For	For	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Issuer
06	For	For	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Issuer
07	For	For	MISCELLANEOUS CORPORATE GOVERNANCE - GLOBAL	Issuer
08	For	For	APPOINT AUDITORS	Issuer
09	For	For	PERMIT DIRECTORS TO FIX/APPROVE AUDITOR'S REMUNERATION	Issuer
10	For	For	APPROVE ALLOTMENT OF RELEVANT SECURITIES	Issuer
11	For	For	ELIMINATE PREEMPTIVE RIGHTS	Issuer
12	For	For	AUTHORIZE DIRECTORS TO REPURCHASE SHARES	Issuer

RV = Management's recommended vote			Page 9 of 9

TIME WARNER INC.			Ticker: TWX	Annual Meeting Date: 05/20/2005

CUSIP: 887317105	City:		Holdings Reconciliation Date: 03/24/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/19/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932306120 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01		For	ELECTION OF DIRECTORS	Issuer
	For		JAMES L. BARKSDALE
	Withheld		STEPHEN F. BOLLENBACH
	Withheld		STEPHEN M. CASE
	For		FRANK J. CAUFIELD
	Withheld		ROBERT C. CLARK
	For		JESSICA P. EINHORN
	For		MILES R. GILBURNE
	For		CARLA A. HILLS
	For		REUBEN MARK
	For		MICHAEL A. MILES
	For		KENNETH J. NOVACK
	For		RICHARD D. PARSONS
	For		R.E. TURNER
	For		FRANCIS T. VINCENT, JR.
	For		DEBORAH C. WRIGHT
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
03	Against	Against	S/H PROPOSAL - CORPORATE GOVERNANCE	Shareholder

CERTEGY INC.			Ticker: CEY	Annual Meeting Date: 05/24/2005

CUSIP: 156880106	City:		Holdings Reconciliation Date: 03/28/2005

ISIN:	Country: UNITED STATES			Vote Deadline Date: 05/23/2005

Currency Code:	Par Value:

SEDOL:

Vote Group: GLOBAL
Agenda: 932308922 - MANAGEMENT

Proposal	Vote			Proposed
Number	Cast	RV	Proposal	by

01	For	For	ELECTION OF DIRECTORS	Issuer
02	For	For	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS	Issuer